Property, Plant and Equipment, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Total cost	$ 767.7	$ 671.0
Accumulated depreciation	(222.4)	(202.2)
Property, plant and equipment, net	545.3	468.8
Depreciation	22.0	19.1	$ 15.0
Land and land improvements
Property, Plant and Equipment [Line Items]
Total cost	85.8	85.2
Buildings
Property, Plant and Equipment [Line Items]
Total cost	83.0	68.3
Machinery and equipment
Property, Plant and Equipment [Line Items]
Total cost	314.9	274.1
Construction in progress
Property, Plant and Equipment [Line Items]
Total cost	$ 284.0	$ 243.4